Miller Opportunity Trust
Schedule of Investments (unaudited)
September 30, 2021

Security	Shares	Value
Common Stocks ― 101.4%
Communication Services ― 9.8%
Interactive Media & Services ― 9.8%
Alphabet Inc., Class A Shares *(a)				36,000	$96,246,720
Facebook Inc., Class A Shares *(a)				250,000	84,847,500
Matterport Inc. *				2,912,500	55,075,375
Total Interactive Media & Services					236,169,595
Total Communication Services					236,169,595
Consumer Discretionary ― 30.0%
Automobiles ― 2.4%
General Motors Co. *				1,100,000	57,981,000
Diversified Consumer Services ― 2.3%
WW International Inc. *				3,100,000	56,575,000
Hotels, Restaurants & Leisure ― 3.3%
Norwegian Cruise Line Holdings Ltd. *				3,000,000	80,130,000
Household Durables ― 4.6%
Taylor Morrison Home Corp. *				2,300,000	59,294,000
Tupperware Brands Corp. *				2,400,000	50,688,000
Total Household Durables					109,982,000
Internet & Direct Marketing Retail ― 13.9%
Alibaba Group Holding Ltd. ― ADR *				525,000	77,726,250
Amazon.com Inc. *(a)				30,000	98,551,200
Farfetch Ltd., Class A Shares *(a)				1,550,000	58,094,000
Quotient Technology Inc. *				1,478,943	8,607,448
RealReal Inc./The *				3,300,000	43,494,000
Stitch Fix Inc., Class A Shares *(a)				1,200,000	47,940,000
Total Internet & Direct Marketing Retail					334,412,898
Specialty Retail ― 1.6%
Vroom Inc. *				1,700,000	37,519,000
Textiles, Apparel & Luxury Goods ― 1.9%
Canada Goose Holdings Inc. *(a)				1,300,000	46,371,000
Total Consumer Discretionary					722,970,898
Cryptocurrency ― 0.4%
Other Financial Investment Activities ― 0.4%
Grayscale Bitcoin Trust BTC *				300,000	10,155,000
Total Cryptocurrency					10,155,000
Consumer Staples ― 2.5%
Personal Products ― 2.5%
Herbalife Nutrition Ltd.*				1,400,000	59,332,000
Total Consumer Staples					59,332,000
Energy ― 6.1%
Oil, Gas & Consumable Fuels ― 6.1%
Diamondback Energy Inc.				825,000	78,102,750
Energy Transfer LP				7,100,000	68,018,000
Total Oil, Gas & Consumable Fuels					146,120,750
Total Energy					146,120,750
Financials ― 15.7%
Banks ― 6.3%
Bank of America Corp.				1,400,000	59,430,000
Citigroup Inc. (a)				400,000	28,072,000
JPMorgan Chase & Co.				400,000	65,476,000
Total Banks					152,978,000
Consumer Finance ― 6.8%
Capital One Financial Corp.				410,000	66,407,700
OneMain Holdings Inc. (a)				1,200,000	66,396,000
SoFi Technolgoies Inc. *				1,923,000	30,537,240
Total Consumer Finance					163,340,940
Security				Shares	Value
Insurance ― 1.0%
MetroMile Inc. *(b)				6,700,000	$23,785,000
Thrifts & Mortgage Finance ― 1.6%
Rocket Cos Inc., Class A Shares				2,400,000	38,496,000
Total Financials					378,599,940
Health Care ― 15.9%
Biotechnology ― 4.3%
Karuna Therapeutics Inc. *				200,000	24,466,000
Precigen Inc. *				6,740,909	33,637,136
PureTech Health Plc *				9,500,000	45,825,081
Total Biotechnology					103,928,216
Health Care Providers & Services ― 2.9%
Tivity Health Inc. *(b)				3,000,000	69,180,000
Pharmaceuticals ― 8.8%
Bausch Health Cos Inc. *(a)				2,500,000	69,625,000
Green Thumb Industries Inc. *				2,250,000	62,482,500
Teva Pharmaceutical Industries Ltd. ― ADR *				8,100,000	78,894,000
Total Pharmaceuticals					211,001,500
Total Health Care					384,109,716
Industrials ― 9.2%
Airlines ― 2.4%
Delta Air Lines Inc. *(a)				1,350,000	57,523,500
Commercial Services & Supplies ― 3.4%
ADT Inc. (a)				10,000,000	80,900,000
Electrical Equipment ― 1.8%
Acuity Brands Inc.				250,000	43,342,500
Road & Rail ― 1.7%
Uber Technologies Inc. *				900,000	40,320,000
Total Industrials					222,086,000
Information Technology ― 10.7%
Electronic Equipment, Instruments & Components ― 2.2%
Vontier Corp.				1,550,000	52,080,000
IT Services ― 4.0%
DXC Technology Co. *(a)				2,900,000	97,469,000
Software ― 4.5%
Shapeways Holdings Inc. (d)				2,725,000	18,884,250
Splunk Inc. *				625,000	90,443,750
Total Software					109,328,000
Total Information Technology					258,877,000
Materials ― 1.1%
Chemicals ― 1.1%
Chemours Co/The				900,000	26,154,000
Total Materials					26,154,000
Total Common Stocks (Cost ― $2,016,731,841)					2,444,574,900

Investment Fund― 0.3%
Pangaea One, LP(b)(c)(d)				1	6,992,316
Total Investment Fund (Cost ― $28,835,185)					6,992,316

Purchased Options and Warrant ― 6.0%
Call Options Purchased ― 4.1%	Maturity Date	Strike Price ($)	Contracts	Notional ($)
Amazon.com Inc.	Jan. 20, 2023	3,050.00	500	152,500,000	28,061,250
JD.com Inc	Jan. 20, 2023	43,000.00	85	722,500	45,795,000
Uber Technologies Inc.	Jan. 21, 2022	32.00	19,000	60,800,000	25,412,500
	Total Call Options Purchased (Premiums Paid ― $101,945,176)				99,268,750
Put Options Purchased ― 1.9%
iShares 20+ Year Treasury Bond ETF	Jan. 20, 2023	41,500.00	140	1,960,000	44,508,750
	Total Put Options Purchased (Premiums Paid ― $39,116,584)				44,508,750
Warrant ― 0.0%	Expiration Date	Exercise Price ($)		Shares
ZIOPHARM Oncology Inc.*(c)(d)	Jul. 26, 2024	7.00		3,787,879	1,132,576
Total Warrant (Cost ― $1,177,758)					1,132,576
Total Purchased Options and Warrant (Cost/Premiums Paid ― $142,239,518)					144,910,076

Total Investments ― 107.7% (Cost ― $2,187,806,544)					$2,596,477,292
Liabilities in Excess of Other Assets ― (7.7)%					(186,556,447)
Total Net Assets ― 100.0%					$2,409,920,845

ADR ― American Depositary Receipt
* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or outstanding capital for Pangaea One, LP. At September 30, 2021, the total market value of investments in Affiliated Companies was $99,957,316 and the cost was $140,342,649. (See Note 8).

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 2).
(d) Restricted security (See Note 9).

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1.	Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2021:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Common Stocks	$2,425,690,650	$-	$18,884,250	$2,444,574,900
Investment Fund	-	-	6,992,316	6,992,316
Purchased Options and Warrant	-	143,777,500	1,132,576	144,910,076
Total Investments	$2,425,690,650	$143,777,500	$27,009,142	$2,596,477,292

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Common Stock	Investment Fund	Warrant
Balance as of December 31, 2020	$-	$10,096,002	$1,846,591
Realized gain (loss)	-	807,755	-
Purchases	27,250,000	-	-
Sales/Partnership distributions	-	(5,966,559)	-
Change in unrealized appreciation (depreciation)	(8,365,750)	2,055,118	(714,015)
Balance as of September 30, 2021:	$18,884,250	$6,992,316	$1,132,576
Change in unrealized appreciation (depreciation) for Level 3 securities held at September 30, 2021	(8,365,750)	2,055,118	(714,015)

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Common Stock	$18,884,250	Market	Liquidity Discount	10%	Decrease
Limited Partnership Interests	$6,992,316	NAV of Limited Partnership Interest	Liquidity Discount	25%	Decrease
Warrant	$1,132,576	Black-Scholes Model	Liquidity Discount	35%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2021:

	Flexion Therapeutics Inc. [1]	Metromile Inc. [2]	Pangaea One, LP
Value at December 31, 2020	$36,928,000	$-	$10,096,002
Purchases	-	55,388,413	-
Sales / Partnership Distributions	(27,051,165)	-	(5,966,559)
Change in Unrealized Gain (Loss)	17,636,293	(31,603,413)	2,055,118
Realized Gain (Loss) on Sales / Distributions	(27,513,128)	-	807,755
Value at September 30, 2021	$-	$23,785,000	$6,992,316
Amortization, Dividend, Interest Income	-	-	483,231

	Quotient Technology Inc. [1]	Tivity Health Inc. [2]	Ziopharm Oncology Inc. [1]	Total
Value at December 31, 2020	$46,158,000	$45,057,000	$25,534,591	$163,773,593
Purchases	-	16,116,495	-	71,504,908
Sales / Partnership Distributions	(28,522,800)	-	(20,080,856)	(81,621,380)
Change in Unrealized Gain (Loss)	5,683,588	8,006,505	10,363,772	12,141,863
Realized Gain (Loss) on Sales / Distributions	(14,711,340)	-	(14,684,931)	(56,101,644)
Value at September 30, 2021	$8,607,448	$69,180,000	$1,132,576	$109,697,340
Amortization, Dividend, Interest Income	-	-	-	483,231

1 Flexion Therapeutics Inc., Quotient Technology Inc. and Ziopharm common stocks were affiliated companies at December 31, 2020 and were no longer affiliated companies at September 30, 2021.

2 Metromile Inc. and Tivity Health Inc. were not affiliated companies at December 31, 2020 and became affiliated companies at September 30, 2021.

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at September 30, 2021	Percent of Net Assets	Open Commitments
Galileo Acquisition Corp.[1]	$27,250,000	$18,884,250	0.8%	N/A
Pangaea One, LP2	$28,835,185	$6,992,316	0.3%	$729,365[3]
Ziopharm Oncology Inc. (Warrant)[4]	$1,177,758	$1,132,576	0.0%[5]	N/A

1Acquisition date was 9/21.

2Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12,4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

3 In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2021, the Fund had open commitment of $729,365.

4 Acquisition date was 7/19.

5 Percentage represents less than 0.05%